Investments in Affiliated Companies (Parenthetical) (Detail)	Dec. 31, 2012 Trans Union de Mexico, S.A. TransUnion Corp-Successor	Dec. 31, 2011 Trans Union de Mexico, S.A. TransUnion Corp-Predecessor	Dec. 31, 2012 Credit Information Bureau (India) Ltd. TransUnion Corp-Successor	Dec. 31, 2011 Credit Information Bureau (India) Ltd. TransUnion Corp-Predecessor
Investments in and Advances to Affiliates [Line Items]
Ownership interest	25.69%	25.69%	27.50%	27.50%